Goldman Sachs Financial Square Treasury Obligations Fund Shareholder Fees - Institutional Shares [Member] - Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares	Nov. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%